SCHEDULE OF COMPANY’S DIRECT INTERESTS IN ENTITIES (Details) - 12 months ended Apr. 30, 2026	USD ($)	HKD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Mar. 30, 2023
Parent [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and date of formation and acquisition	The British Virgin Islands
Date of incorporation	Mar. 30, 2023
Issued ordinary share capital	$ 200
Ownership	Mr. WEI Xiao is the principal shareholder
Principal activity	Holding company and providing consultancy services
Barentsz HK [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issued ordinary share capital		$ 2,000,000
Ownership	100% owned by Barentsz Capital Limited until May 23, 2025
Place of incorporation	Hong Kong
Date of incorporation	May 04, 2023
Principal activity	Providing Type 4 and Type 9 services and consultancy services in Hong Kong
Premier ESG Services Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issued ordinary share capital		$ 10,000
Ownership	51% owned by Barentsz Capital Limited
Place of incorporation	Hong Kong
Date of incorporation	Aug. 26, 2024
Principal activity	Providing advisory services for ESG reporting